BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Balance Sheet (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	R$ 9,523	R$ 78,070
Accounts receivable, net	201,021	190,906
Other assets	166,733	250,679
Other current assets	164,249	247,863
Other noncurrent assets	2,484	2,816
Trade accounts payable and other payables	350,844	381,240
Other liabilities	125,987	112,358
Other liabilities, current	124,749	110,449
Other liabilities, non-current	1,238	1,909
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	1,023	94
Other assets	135,690	216,870
Trade accounts payable and other payables	7,947	2,345
Other liabilities	114,950	85,292
SP Telecomunicacoes Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	531	94
Other assets	46	9,618
Trade accounts payable and other payables	6,656
Other liabilities	15,000	533
Telefonica LatinoAmerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets	135,486	206,619
Trade accounts payable and other payables	86	109
Telefonica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	492
Other assets	158	633
Trade accounts payable and other payables	1,205	2,236
Other liabilities	99,950	84,759
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	9,523	78,070
Accounts receivable, net	199,998	190,812
Other assets	31,043	33,809
Trade accounts payable and other payables	342,897	378,895
Other liabilities	11,037	27,066
Colombia Telecomunicaciones ESP
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	1,210	2,641
Other assets	4,505	3,900
Colombia Telecomunicaciones S.A. ESP
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables	471	2,675
Companhia AIX de Participacoes (AIX)
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables	1,915	1,835
Media Networks Latina America SAC
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables	4,248	32,398
Media Networks Brasil Solucoes Digitals
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	1,017	81
Other assets	2,106	59
Trade accounts payable and other payables	33,751	11,821
Other liabilities	318	318
Fundacao Telefonica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other liabilities	137	52
Pegaso PCS
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	2,757	6,163
Trade accounts payable and other payables	388	2,452
T.O2 Germany GMBH CO. OHG
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	22,315	9,849
Trade accounts payable and other payables	5,477	4,409
Telcel Telecom. Celulares C. A.
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	6,067	6,180
Trade accounts payable and other payables	5,240	4,721
Telefonica Compras Electronicas
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables	24,311	24,196
Telefonica Digital Espana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	1,929
Trade accounts payable and other payables	46,645	35,347
Telefonica Factoring do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	12,337	4,927
Other assets	93	22
Other liabilities	146	6,154
Telefonica Global Technology
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net		1,614
Other assets	13,600	11,244
Trade accounts payable and other payables	15,671	15,169
Telefonica Inteligencia e Seguranca Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	271	868
Other assets	1,013	945
Trade accounts payable and other payables	15,336	26,516
Other liabilities	27	27
Telefonica International Wholesale Services Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	69,087	82,613
Trade accounts payable and other payables	44,240	50,121
Other liabilities	8	8
Telefonica Learning Services Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	175	64
Trade accounts payable and other payables	37,931	16,328
Telefonica Moviles Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	7,194	6,288
Trade accounts payable and other payables	3,865	13,997
Telefonica Moviles Del Chile
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	539	10,207
Other assets	387	337
Trade accounts payable and other payables	963	10,673
Telefonica Moviles Del Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	8,918	9,220
Trade accounts payable and other payables	3,589	4,671
Telefonica Servicos Empresariais do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	2,938	2,518
Other assets	2,355	2,410
Trade accounts payable and other payables		112
Other liabilities	376	1,042
Telefonica UK LTD.
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	1,350	8,809
Trade accounts payable and other payables	89	3,868
Telefonica USA
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	6,248	3,550
Trade accounts payable and other payables		14,283
Other liabilities	171	168
Telfisa
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	9,523	78,070
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	28,981	11,513
Other assets	819	2,678
Trade accounts payable and other payables	44,037	52,210
Other liabilities	2,068	2,068
Telxius Torres Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	14,666	13,842
Other assets	5,106	3,709
Trade accounts payable and other payables	37,718	33,178
Other liabilities	7,757	15,991
Terra Networks Chile, Terra Networks Mexico, Terra Networks Peru e Terra Networks Operation
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	8,159
Trade accounts payable and other payables	7,633
Terra Networks
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net		5,499
Other assets		7,596
Trade accounts payable and other payables		3,360
Other liabilities		1,209
Other
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	3,840	4,366
Other assets	1,059	909
Trade accounts payable and other payables	9,379	14,555
Other liabilities	R$ 29	R$ 29